Post-Retirement Benefit Obligations - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount rate for post-retirement benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ (66)	¥ (78)
Decrease in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ 69	¥ 81
Annual increase rate of pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 246	¥ 244
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (211)	¥ (208)
Annual increase rate of medical expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 37	¥ 43
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (31)	¥ (36)